Segmented Information (Details 1) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
PP&E assets (including mineral properties	$ 131,945	$ 125,365
E&E assets	15,752	15,699
Total mining assets	147,697	141,064
Total assets	322,524	279,032
Total liabilities	39,954	44,801
La Preciosa | Mexico
PP&E assets (including mineral properties	71,351	65,154
E&E assets	0	0
Total mining assets	71,351	65,154
Total assets	83,170	73,626
Total liabilities	9,490	6,389
Avino | Mexico
PP&E assets (including mineral properties	60,333	59,892
E&E assets	15,752	15,699
Total mining assets	76,085	75,591
Total assets	119,188	116,941
Total liabilities	21,344	28,390
Corporate | Canada
PP&E assets (including mineral properties	261	319
E&E assets	0	0
Total mining assets	261	319
Total assets	120,166	88,465
Total liabilities	$ 9,120	$ 10,022